Related party transactions	9 Months Ended
Sep. 30, 2024
Related party transactions
Related party transactions

18. Related party transactions

Related parties and related party transactions impacting the accompanying financial statements are summarized below and include transactions with the following individuals or entities:

Key management personnel

Related parties include directors, officers, close family members, certain consultants and enterprises that are controlled by these individuals as well as certain persons performing similar functions.

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company.

Transactions with key management and directors comprised of the following:

a)	Director’s compensation for the three and nine months ended September 30, 2024, was $31,294 and $131,010, respectively (2023 – $38,183 and $142,528).
b)

During the nine months ended September 30, 2024, the Company granted Nil (2023 – 6,154) PSUs to independent members of the Board. As at September 30, 2024, the PSUs had fully vested upon the filing of the MS Phase 1 IND on January 6, 2023 and were settled with the issuance of Class B Subordinate Voting Shares.

c)

During the nine months ended September 30, 2024, the Company granted the previous interim CEO, the current CEO, the Chief Operating Officer (“COO”) and the CEO of Lucid, Nil (2023 – 7,692) share options each with an exercise price of C$84.50 and an expiry date of January 25, 2028. All options were fully vested on grant. Each share option can be exercised to acquire one Class B Subordinate Voting Share.

d)

During the nine months ended September 30, 2024, the Company issued 10 Class A Multiple Voting Shares for aggregate gross proceeds of approximately C$108 to Xorax Family Trust (“Xorax”), a trust of which Zeeshan Saeed, the Chief Executive Officer and Co- Chairman of Quantum is a beneficiary, and Fortius Research and Trading Corp. (“Fortius”), a corporation controlled by Anthony Durkacz, a Co-Chairman of Quantum. On August 15, 2024, the Company closed a non-brokered private placement and issued 4 Class A Multiple Voting Shares at a price of C$18 per Class A Multiple Voting Share for aggregate gross proceeds of C$72 to Xorax and Fortius, with each entity receiving 2 Class A Multiple Voting Shares. On September 13, 2024, the Company closed a non-brokered private placement and issued 6 Class A Multiple Voting Shares at a price of $6 per Class A Multiple Voting Share for gross proceeds of C$36 to Xorax and Fortius, with each entity receiving 3 Class A Multiple Voting Shares. The participation by such insiders in each of the private placements is considered a “related-party transaction” within the meaning of Multilateral Instrument 61-101 - Protection of Minority Security Holders in Special Transactions (“MI 61-101”). The Company relied on exemptions from the formal valuation and minority shareholder approval requirements of MI 61-101 contained in respectively, sections 5.5(a) and 5.7(1)(a) of MI 61-101 in respect of related party participation in each private placement as neither the fair market value (as determined under MI 61-101) of the subject matter of, nor the fair market value of the consideration for, the transaction, insofar as it involved the related parties, exceeded 25% of the Company’s market capitalization (as determined under MI 61- 101).

e)

During the nine months ended September 30, 2023, the Company entered into a secured loan agreement with the CEO for C$1,200,000, with monthly payments of C$6,000 based on an annual interest rate of 6%. The loan matures on April 26, 2025, and is part of FSD Strategic Investments’ portfolio of loans. The loan is secured by a second charge mortgage on the underlying residential property. During the nine months ended September 30, 2024, a payment of C$400,000 was made by the CEO.

f)

During the nine months ended September 30, 2023, the Company issued 1,539 warrants for consulting services to certain independent members of the Board of Directors with a fair value of $533,206, prior to them joining the Board of Directors. The Company determined the fair value of the services received could not be measured reliably and determined the fair value using the Black-Scholes model.

Key management personnel compensation during the three and nine months ended September 30, 2024, and 2023 is comprised of:

	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
	$	$	$	$
Salaries, benefits, bonuses and consulting fees	1,217,268	374,667	1,693,796	1,047,111
Share-based payments	21,530	—	2,366,146	1,963,983
	1,238,798	374,667	4,059,942	3,011,094

As at September 30, 2024, the Company owed an executive officer $Nil (December 31, 2023 - $140,012), for legal fees incurred by the Company and paid by the executive officer on behalf of the Company. The amount owed is recorded within trade and other payables.

As at September 30, 2024, the Company has $Nil owing to related parties included in accounts payable and accrued liabilities (December 31, 2023 - $Nil).